Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SATURNA INVESTMENT TRUST
Entity Central Index Key	0000811860
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000065111
Shareholder Report [Line Items]
Fund Name	Saturna Core Fund
Class Name	SATURNA CORE
Trading Symbol	SCORX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Core Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.saturna.com/products/saturna-core . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	https://www.saturna.com/products/saturna-core
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Core	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Saturna Core	19.81%	7.21%	8.17%
Bloomberg Developed Markets Large & Mid Cap Total Return	27.81%	12.35%	13.57%
Bloomberg Global Equity/Fixed Income 60/40 Index	17.52%	6.73%	8.49%
Bloomberg US Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 43,585,641
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 93,354
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$43,585,641
# of Portfolio Holdings	91
Advisory Fees Paid	$93,354
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Table Summary
Technology	17.4%
Materials	11.1%
Industrials	11.1%
Financials	8.2%
Communications	7.7%
Consumer Discretionary	7.0%
Government	6.2%
Health Care	5.5%
Consumer Staples	4.4%
Utilities	3.7%
Other Sectors	9.9%
Other Assets (net of liabilities)	7.8%

C000012974
Shareholder Report [Line Items]
Fund Name	Saturna Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSGFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/saturna-growth . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/saturna-growth
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	29.04%	12.26%	15.63%
Bloomberg 1000 Growth Total Return Index	29.89%	14.24%	17.57%
Bloomberg US Large Cap Total Return Index	29.61%	13.89%	15.78%

AssetsNet	$ 84,754,285
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 195,967
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$84,754,285
# of Portfolio Holdings	27
Advisory Fees Paid	$195,967
Portfolio Turnover Rate	3%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Devices	21.7%
Internet Media & Services	13.2%
Infrastructure Software	12.7%
Communications Equipment	10.5%
Online Marketplace	8.2%
Mass Merchants	3.7%
Infrastructure Construction	3.1%
Specialty Apparel Stores	3.1%
Non-Alcoholic Beverages	2.9%
Electrical Components	2.4%
Other Industries	15.5%
Other Assets (net of liabilities)	3.0%

C000188907
Shareholder Report [Line Items]
Fund Name	Saturna Growth Fund
Class Name	Z SHARES
Trading Symbol	SGZFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/saturna-growth . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/saturna-growth
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year
Z Shares	29.34%	12.53%
Bloomberg 1000 Growth Total Return Index	29.89%	14.24%
Bloomberg US Large Cap Total Return Index	29.61%	13.89%

AssetsNet	$ 84,754,285
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 195,967
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$84,754,285
# of Portfolio Holdings	27
Advisory Fees Paid	$195,967
Portfolio Turnover Rate	3%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Devices	21.7%
Internet Media & Services	13.2%
Infrastructure Software	12.7%
Communications Equipment	10.5%
Online Marketplace	8.2%
Mass Merchants	3.7%
Infrastructure Construction	3.1%
Specialty Apparel Stores	3.1%
Non-Alcoholic Beverages	2.9%
Electrical Components	2.4%
Other Industries	15.5%
Other Assets (net of liabilities)	3.0%

C000065110
Shareholder Report [Line Items]
Fund Name	Saturna International Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSIFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/saturna-international . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/saturna-international
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$51	0.94%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	33.36%	9.93%	11.79%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	24.29%	9.75%	10.08%

AssetsNet	$ 118,840,751
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 241,242
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$118,840,751
# of Portfolio Holdings	38
Advisory Fees Paid	$241,242
Portfolio Turnover Rate	31%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Manufacturing	11.3%
Communications Equipment	9.4%
Electrical Power Equipment	9.4%
Large Pharma	5.2%
Basic & Diversified Chemicals	5.1%
Base Metals	4.6%
Construction & Mining Machinery	4.2%
Fabricated Metal & Hardware	4.0%
Banks	3.5%
Industrial Wholesale & Rental	3.5%
Other Industries	34.1%
Other Assets (net of liabilities)	5.7%

C000188908
Shareholder Report [Line Items]
Fund Name	Saturna International Fund
Class Name	Z SHARES
Trading Symbol	SIFZX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/saturna-international . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/saturna-international
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year
Z Shares	33.64%	10.17%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	24.29%	9.75%

AssetsNet	$ 118,840,751
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 241,242
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$118,840,751
# of Portfolio Holdings	38
Advisory Fees Paid	$241,242
Portfolio Turnover Rate	31%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Manufacturing	11.3%
Communications Equipment	9.4%
Electrical Power Equipment	9.4%
Large Pharma	5.2%
Basic & Diversified Chemicals	5.1%
Base Metals	4.6%
Construction & Mining Machinery	4.2%
Fabricated Metal & Hardware	4.0%
Banks	3.5%
Industrial Wholesale & Rental	3.5%
Other Industries	34.1%
Other Assets (net of liabilities)	5.7%

C000153268
Shareholder Report [Line Items]
Fund Name	Saturna Global Sustainable Bond Fund
Class Name	SATURNA GLOBAL SUSTAINABLE BOND
Trading Symbol	SEBFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Global Sustainable Bond Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/saturna-global-sustainable-bond . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/saturna-global-sustainable-bond
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Global Sustainable Bond	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Saturna Global Sustainable Bond	7.14%	1.25%	2.27%
Bloomberg Global Aggregate Bond Index	3.26%	-1.58%	0.74%

AssetsNet	$ 99,807,576
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 193,207
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$99,807,576
# of Portfolio Holdings	97
Advisory Fees Paid	$193,207
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Table Summary
Government	28.9%
Financials	18.8%
Communications	7.9%
Real Estate	7.4%
Utilities	7.2%
Industrials	3.7%
Materials	3.6%
Technology	3.5%
Consumer Discretionary	3.1%
Information Technology	3.0%
Other Sectors	9.7%
Other Assets (net of liabilities)	3.2%